Statements of Changes in Total Equity - EUR (€) € in Millions	Capital	Share premium member	Other instruments issued (not capital)	Other equity instruments	Accumulated retained earnings	Other reserves member	Own shares	Profit attributable to shareholders of the parent	Interim Dividends	Other comprehensive income	Other comprehensive income, non-controlling interests	Other items, non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2016	€ 7,291	€ 44,912		€ 240	€ 49,953	€ (949)	€ (7)	€ 6,204	€ (1,667)	€ (15,039)	€ (853)	€ 12,614	€ 102,699
Total recognized income and expense								3,616		(3,758)	(260)	715	313
Other changes in equity				(86)	3,603	(113)	(21)	(6,204)	792			(28)	(2,057)
Issuance of ordinary shares												2	2
Issuance of other financial instruments												592	592
Capital reduction												(10)	(10)
Dividends					(802)				(875)			(376)	(2,053)
Purchase of equity instruments							(772)						(772)
Disposal of equity instruments						25	751						776
Transfers between equity items					4,405	132		(6,204)	1,667
Increases or ( ) decreases due to business combinations												11	11
Share-based payment				(62)								21	(41)
Other increases or ( ) decreases of the equity				(24)		(270)						(268)	(562)
Equity at end of period at Jun. 30, 2017	7,291	44,912		154	53,556	(1,062)	(28)	3,616	(875)	(18,797)	(1,113)	13,301	100,955
Adjustments due to changes in accounting policies						112				(291)	241	(1,533)	(1,471)
Opening balance	8,068	51,053	€ 525	216	53,437	(1,490)	(22)	6,619	(2,029)	(22,067)	(1,195)	12,247	105,362
Equity at beginning of period at Dec. 31, 2017	8,068	51,053	525	216	53,437	(1,602)	(22)	6,619	(2,029)	(21,776)	(1,436)	13,780	106,833
Total recognized income and expense								3,752		(1,818)	(182)	769	2,521
Other changes in equity			17	(1)	3,530	(62)	(39)	(6,619)	980			(1,244)	(3,438)
Dividends					(968)				(1,049)			(418)	(2,435)
Purchase of equity instruments							(624)						(624)
Disposal of equity instruments						1	585						586
Transfers between equity items					4,498	92		(6,619)	2,029
Increases or ( ) decreases due to business combinations												(822)	(822)
Share-based payment				(69)								17	(52)
Other increases or ( ) decreases of the equity			17	68		(155)						(21)	(91)
Equity at end of period at Jun. 30, 2018	€ 8,068	€ 51,053	€ 542	€ 215	€ 56,967	€ (1,552)	€ (61)	€ 3,752	€ (1,049)	€ (23,885)	€ (1,377)	€ 11,772	€ 104,445